INVENTORIES - NET	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES - NET

4.	INVENTORIES - NET

Inventories consist primarily of finished goods held for sale and are stated at the lower of cost or net realizable value. Cost is determined using the moving average cost method and includes the purchase price of inventory and directly attributable freight-in costs.

As of June 30, 2026 and December 31, 2025, inventories consisted of the following:

	JUNE 30, 2026 (Unaudited)	December 31, 2025

Purchased goods	$934,283	$1,274,700
Freight-in costs	62,258	63,025
Inventory	996,541	1,337,725
Less: inventory impairment	(225,058)	(268,260)
Inventory, net	$771,483	$1,069,465

The Company evaluates inventories periodically to determine whether their carrying amounts exceed estimated net realizable value. Inventory impairment losses are recognized in cost of revenues in the period in which the decline in value is identified. Amounts previously included in the inventory impairment reserve are utilized when the related inventories are sold, disposed of, otherwise utilized, or replaced under warranty.

During the three months ended June 30, 2026, the Company recognized an inventory impairment provision of approximately $49,620, as the cost of certain inventories exceeded their estimated net realizable value. During the same period, the Company utilized approximately $37,200 of the inventory impairment reserve in connection with inventories sold or otherwise utilized. As a result, the inventory impairment reserve increased from $212,638 to $225,058 during the three-month period.

During the six months ended June 30, 2026, the Company recognized inventory impairment provisions of approximately $49,929 and utilized approximately $93,131 of the inventory impairment reserve, primarily related to inventories sold or otherwise utilized during the period. As a result, the inventory impairment reserve decreased from $268,260 as of December 31, 2025 to $225,058 as of June 30, 2026.

During the three months ended June 30, 2025, the Company recognized an inventory impairment provision of $60,648, as inventory cost exceeded net realizable value, and recorded reductions of $234,841 for inventories sold, removed, or replaced under warranty. As a result, the inventory impairment reserve decreased from $551,925 as of March 31, 2025 to $377,732 as of June 30, 2025.

During the six months ended June 30, 2025, the Company recognized inventory impairment provisions of $86,073 and utilized $506,387 of the inventory impairment reserve in connection with inventories sold, removed, or replaced under warranty. As a result, the inventory impairment reserve decreased from $798,046 as of January 1, 2025 to $377,732 as of June 30, 2025.

The activity in the inventory impairment reserve was as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Balance at the beginning of the period	$212,638	$551,925	$268,260	$798,046
Addition	49,620	60,648	49,929	86,073
Deletion	(37,200)	(234,841)	(93,131)	(506,387)
Balance at the end of the period	$225,058	$377,732	$225,058	$377,732

4.	INVENTORIES - NET

As of December 31, 2025 and 2024, the Company had inventory balances of $1,069,465 and $3,555,876, consisting of the following:

	December 31,	December 31,
	2025	2024

Purchased goods	$1,274,700	$4,238,942
Freight-in costs	63,025	114,980
Inventory	1,337,725	4,353,922
Less: inventory impairment	(268,260)	(798,046)
Inventory, net	$1,069,465	$3,555,876

For the year ended December 31, 2025, the Company recognized an inventory impairment provision of $163,037, as the inventory cost exceeded its net realizable value, and recorded a reduction of $692,823 for inventories that were removed, sold, or replaced under warranty. For the year ended December 31, 2024, the Company recognized an inventory impairment provision of $1,326,355. The movement of inventory impairment provisions for the years ended December 31, 2025 and 2024 is summarized as follows:

	Years ended
	December 31,
	2025	2024
Balance at the beginning of the year	$798,046	$-
Addition	163,037	1,326,355
Deletion	(692,823)	(528,309)
Balance at the end of the year	$268,260	$798,046